Deferred Charges, net	12 Months Ended
Dec. 31, 2024
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2022	$523,809
Additions	1,088,386
Amortization	(527,208)
Disposal	(906,287)
Balance December 31, 2023	$178,700
Additions	1,495,637
Amortization	(592,856)
Balance December 31, 2024	$1,081,481

During the year ended December 31, 2023, the M/T Wonder Formosa initiated and completed its scheduled dry-dock repairs. During the year ended December 31, 2024, the M/T Wonder Mimosa initiated and completed its scheduled drydocking repairs.